Perpetual Securities (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Oct. 27, 2021 USD ($)	Oct. 27, 2021 SGD ($)	May 14, 2020 USD ($)	May 14, 2020 SGD ($)	May 31, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SGD ($)
Perpetual Securities (Details) [Line Items]
Stock issued during the period value new issues						$ 20,000	$ 93,600	$ 50,000
Net income loss attributable to the holders of perpetual securities						$ 4,312	8,558	15,702
Perpetual Securities One [Member]
Perpetual Securities (Details) [Line Items]
Stock issued during the period value new issues			$ 200,000,000	$ 50,000,000					$ 38,920,000
Perpetual securities dividend rate percentage			7.25%	7.25%
Date on which the instruments become callable						May 14, 2023
Distribution initial spread percentage						7.011%
Distribution step up margin percentage						5.00%
Perpetual Securities Two [Member]
Perpetual Securities (Details) [Line Items]
Stock issued during the period value new issues										$ 14,740,000
Perpetual securities dividend rate percentage			4.50%	4.50%
Payment of stock issuance costs						$ 575
Date on which the instruments become callable						May 14, 2025
Early redemption of perpetual securities	$ 8,373	$ 11,188,000
Distribution rate	75.00%	75.00%
Perpetual Securities One And Two [Member]
Perpetual Securities (Details) [Line Items]
Cash paid to holders of preprtual securities						$ 4,305	$ 2,796	$ 15,753
Maximum [Member]
Perpetual Securities (Details) [Line Items]
Perpetual securities dividend rate percentage					7.25%
Distribution rate						1.50%
Minimum [Member]
Perpetual Securities (Details) [Line Items]
Perpetual securities dividend rate percentage					1.50%
Distribution rate						0.25%